Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts
As at September 30, 2017, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount Of Asset $	Expected Maturity
	Contract Amount in Foreign Currency	Average Forward Rate (1)		2017	2018
				$	$
Norwegian Kroner	130,000	8.24	537	3,616	12,153

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at September 30, 2017, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
900,000	150,000	NIBOR	4.35%	6.43%	(39,088)	0.9
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,862)	2.6
1,200,000	146,500	NIBOR	6.00%	7.70%	7,682	4.1
					(41,268)

Interest Rate Swap Agreements
As at September 30, 2017, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,014,701	(31,522)	5.2	2.8
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	331,933	(20,538)	1.8	3.4
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(535)	0.3	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	15	0.3	3.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	233,763	(30,813)	3.2	3.1
			(83,393)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of September 30, 2017, ranged from 0.3% to 4.0%.

(2)	Includes interest rate swaps with the notional amount reducing quarterly or semi-annually.

(3)
Forward-starting interest rate swaps with inception dates ranging from October 2017 to April 2018. Interest rate swaps are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2018 and 2020 whereby the swaps will be settled based on their fair value at that time.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest rate swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap in lieu of taking delivery of the actual interest rate swap.

(5)	Principal amount reduces monthly to 70.1 million Euros ($82.8 million) by the maturity dates of the swap agreements.

(6)	Principal amount is the U.S. Dollar equivalent of 197.9 million Euros.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at September 30, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	587	(25)	(1,366)	(605)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	537	—	—	—	—
Interest rate swap agreements	220	3,069	(2,256)	(28,978)	(54,039)
Cross currency swap agreements	—	8,688	(700)	(41,612)	(7,644)
Stock purchase warrants	—	32,135	—	—	—
Forward freight agreements	29	—	(108)	—	—
	786	44,479	(3,089)	(71,956)	(62,288)
As at December 31, 2016
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,839	(11,979)	(59,055)	(233,901)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	1,206	11,754	(16,473)	(115,813)	(415,041)

Schedule of Cash Flow Hedges
For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
(115)	(424)	(7)	Interest expense
(115)	(424)	(7)

Three Months Ended September 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
1,482	—	(3)	Interest expense
1,482	—	(3)

Nine Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
(1,677)	(1,186)	(762)	Interest expense
(1,677)	(1,186)	(762)

Nine Months Ended September 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(12,543)	—	(59)	Interest expense
(12,543)	—	(59)

(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the unaudited consolidated statements of (loss) income is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(15,729)	(22,219)	(48,199)	(67,808)
Interest rate swap agreement terminations	—	—	(610)	(8,140)
Foreign currency forward contracts	1,609	(2,583)	638	(9,915)
Time charter swap agreement	—	1,096	1,106	1,222
Forward freight agreements	234	—	347	—
	(13,886)	(23,706)	(46,718)	(84,641)
Unrealized gains (losses) relating to:
Interest rate swap agreements	11,575	47,816	5,181	(96,055)
Foreign currency forward contracts	735	6,006	4,383	21,070
Stock purchase warrants	(4,461)	(398)	(5,036)	(8,894)
Time charter swap agreement	—	208	(875)	1,553
Forward freight agreements	(91)	—	(108)	—
	7,758	53,632	3,545	(82,326)
Total realized and unrealized (losses) gains on derivative instruments	(6,128)	29,926	(43,173)	(166,967)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the losses on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	—	—	(25,733)	(32,628)
Realized losses	(4,234)	(5,612)	(16,369)	(15,551)
Unrealized gains	41,653	40,019	91,749	93,232
Total realized and unrealized gains on cross currency swaps	37,419	34,407	49,647	45,053